Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (10,341,121)	$ (3,224,778)	$ (4,202,628)	$ (4,826,967)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation	9,431	24,943	28,950	63,450
Allowance for doubtful accounts	918	0	5,892	0
Common stock, restricted stock units and stock options issued for services and board compensation	1,889,837	1,288,993	1,508,769	2,258,068
Gain of purchase price adjustment to goodwill	0	0	(759,428)	0
Impairment of goodwill	0	0	759,428	0
Loss on Extinguishment of debt	0	32,500	32,500	406,833
Change in fair value of contingent consideration	0	0	(115,822)	103,274
Change in fair value of derivative liabilities	632,627	(316,378)	(393,509)	0
Amortization of deferred financing costs	0	0	53,342	0
Shares of common stock issued for debt amendment	0	48,000	15,500	0
Fair value of embedded conversion feature in convertible debentures in excess of allocated proceeds	2,756,899	71,462	71,224	0
Amortization of debt discount and deferred financing costs	2,997,061	555,362	906,719	443,867
Amortization of intangibles	513,767	387,011	550,789	114,006
Imputed interest on contingent consideration	30,302	0	0	0
Non-cash gain on contingent consideration	(194,781)	0	0	0
Change in fair value of derivative liabilities	632,627	(316,378)	0	0
Changes in operating assets and liabilities, net of acquisition amounts
Accounts receivable	51,304	123,372	102,612	25,040
Prepaid expenses	(450,394)	27,324	27,653	(20,752)
Security deposits	0	9,394	6,961	22,200
Inventories	(142,329)	(45,245)	11,516	(88,108)
Accounts payable and accrued expenses	928,044	(53,794)	329,205	721,811
Accrued compensation	581,066	407,860	0	0
Accrued Interest payable	10,976	11,254	29,745	86,353
Deferred revenue and customer deposits	(13,079)	(17,470)	(1,145)	(150,345)
Net cash provided by (used in) operating activities	(739,472)	(786,012)	(1,031,727)	(841,270)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property & equipment	(6,565)	(9,540)	9,540	38,989
Purchase of intangible assets	0	(3,276)	3,276	22,545
Payments on Beyond Human contingent consideration	(150,000)	0	0	0
Net Cash Used in Investing Activities	(156,565)	(12,816)	(12,816)	(61,534)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from (repayments of) line of credit convertible debenture – related party	(409,192)	114	(14,886)	424,078
Proceeds from convertible debentures	0	0	1,325,000	50,000
Fees paid in connection with issuance of convertible debentures	0	0	(82,500)	0
Proceeds from short-term loans payable	0	0	258,278	0
Payments on short-term loans payable	21,800	50,000	(27,927)	0
Proceeds from notes payable and convertible debentures	(252,151)	(23,811)	130,000	340,000
Payments on notes payable and convertible debentures	3,074,000	1,455,000	(440,000)	0
Payments made on contingent consideration	0	0	0	87,168
Payments on note payable	(384,916)	(402,933)	0	0
Proceeds from warrant exercises	310,140	0	0	0
Deferred financing costs in connection with convertible debentures	(40,000)	(82,500)	0	0
Proceeds from non-convertible debentures - related party	0	50,000	50,000	150,000
Payments on non-convertible debentures - related party	(25,000)	(105,000)	(105,000)	0
Net Cash Provided by Financing Activities	2,294,681	940,870	1,092,965	876,910
NET CHANGE IN CASH	1,398,644	142,042	48,422	(25,894)
CASH AT BEGINNING OF PERIOD	55,901	7,479	7,479	33,373
CASH AT END OF PERIOD	1,454,545	149,521	55,901	7,479
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION :
Cash paid for income taxes	0	0	2,400	0
Cash paid for interest	205,456	0	107,764	33,363
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION :
Common stock issued for conversion of notes payable	2,935,900	167,000	92,000	110,581
Common stock issued for conversion of debentures – related party			75,000	643,226
Common stock issued for extinguishment of debt			0	779,000
Common stock issued for the purchase of Vesele			0	40,000
Common stock issued for acquisition	0	2,071,625	2,071,625	0
Fair value of the contingent consideration for acquisition	314,479	2,862,300	2,905,425	0
Return of shares of common stock related to license agreement	0	38,000	38,000	0
Fair value of warrants issued as deferred financing costs			68,419	0
Fair value of embedded conversion feature derivative liabilities recorded as debt discount			830,560	0
Relative fair value of common stock issued in connection with convertible debentures			374,474	0
Relative fair value of warrants issued in connection with convertible debentures	445,603	89,551	89,551	0
Fair value of warrant derivative liabilities recorded as debt discount	0	226,297	226,297	0
Fair value of beneficial conversion feature on line of credit convertible debenture – related party	3,444	6,275	8,321	0
Accrued interest added to principal in connection with amendment of notes payable			3,200	0
Exchange of restricted stock units for shares of common stock			$ 500	$ 0
Reclassification of the fair value of the embedded conversion features from derivative liability to additional paid-in capital upon conversion	2,962,666	0
Cashless exercise of warrants	3,385	0
Reclassification of the fair value of the warrants from derivative liability to additional paid-in capital upon cashless exercise	518,224	0
Relative fair value of common stock issued in connection with notes payable recorded as debt discount	93,964	0
Relative fair value of common stock subscribed but unissued in connection with convertible debentures recorded as debt discount	1,127,225	374,474
Fair value of embedded conversion feature derivative liabilities recorded as debt discount	687,385	830,322
Fair value of warrants issued to placement agents recorded as deferred financing costs	357,286	68,419
Proceeds from note payable paid to seller in connection with acquisition	300,000	0
Deferred financing costs paid with proceeds from note payable	7,500	0
Fair value of unamortized non-forfeitable common stock issued to consultant included in prepaid expenses	135,540	0
Fair value of non-forfeitable common stock to be issued to consultant included in prepaid expenses and other current assets and accounts payable and accrued expenses	540,000	0
Issuance of shares of common stock for vested restricted stock units	19,229	0
Common stock issued in connection with debt amendment	$ 0	$ 48,000